Schedule of Investments PIMCO Global StocksPLUS® & Income Fund	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 189.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 24.5%
AAdvantage Loyalty IP Ltd. 5.500% (LIBOR03M + 4.750%) due 04/20/2028 ~		$300	$304
AP Core Holdings II, LLC 6.250% (LIBOR03M + 5.500%) due 09/01/2027 ~		1,138	1,133
Caesars Resort Collection LLC
3.207% (LIBOR03M + 2.750%) due 12/23/2024 ~		953	949
3.957% (LIBOR03M + 3.500%) due 07/21/2025 ~		1,592	1,585
Carnival Corp.
3.750% (LIBOR03M + 3.000%) due 06/30/2025 ~		399	390
4.000% (LIBOR03M + 3.250%) due 10/18/2028 ~		186	182
Clear Channel Outdoor Holdings, Inc. 3.799% (LIBOR03M + 3.500%) due 08/21/2026 ~		1,103	1,086
Coty, Inc. 2.500% (EUR003M + 2.500%) due 04/07/2025 ~	EUR	892	967
Enterprise Merger Sub, Inc. 4.207% (LIBOR03M + 3.750%) due 10/10/2025 ~		$3,375	2,270
Forbes Energy Services LLC (7.000% PIK) 7.000% due 06/30/2022 «		79	0
Gateway Casinos & Entertainment Ltd.
8.750% (LIBOR03M + 8.000%) due 10/15/2027 ~		1,121	1,122
8.750% due 10/18/2027 «	CAD	245	196
Hudson River Trading LLC 3.144% due 03/18/2028		$1,200	1,184
Intelsat Jackson Holdings SA 4.920% due 02/01/2029		747	736
Lealand Finance Co. BV 3.457% (LIBOR03M + 3.000%) due 06/28/2024 «~		7	5
Lealand Finance Co. BV (1.475% Cash and 3.000% PIK) 4.475% (LIBOR03M + 1.000%) due 06/30/2025 ~(c)		64	31
Ortho-Clinical Diagnostics SA 3.235% (LIBOR03M + 3.000%) due 06/30/2025 ~		62	62
Press Ganey (Azalea Topco) 3.799% - 3.957% (LIBOR03M + 3.500%) due 07/24/2026 ~		5	5
PUG LLC 3.957% (LIBOR03M + 3.500%) due 02/12/2027 ~		6	6
Redstone Holdco 2 LP 5.500% (LIBOR03M + 4.750%) due 04/27/2028 «~		1,493	1,470
Scientific Games International, Inc. 3.207% (LIBOR03M + 2.750%) due 08/14/2024 ~		1,461	1,456
SkyMiles IP Ltd. 4.750% (LIBOR03M + 3.750%) due 10/20/2027 ~		400	414
Softbank Vision Fund 5.000% due 12/21/2025 «		882	882
SRS Distribution, Inc. 4.000% due 06/02/2028		1,400	1,380
Steenbok Lux Finco 2 SARL (10.750% PIK) 10.750% (EUR003M) due 12/29/2022 ~(c)	EUR	2,194	2,109
Syniverse Holdings, Inc.
6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~		$2,540	2,476
1TBD% (LIBOR03M + 9.000%) due 03/11/2024 ~		135	129
Team Health Holdings, Inc. 3.750% (LIBOR03M + 2.750%) due 02/06/2024 ~		1,091	1,042
TransDigm, Inc.
2.707% (LIBOR03M + 2.250%) due 08/22/2024 ~		396	391
2.707% (LIBOR03M + 2.250%) due 05/30/2025 ~		396	389
2.707% (LIBOR03M + 2.250%) due 12/09/2025 ~		396	389
United Airlines, Inc. 4.500% (LIBOR03M + 3.750%) due 04/21/2028 ~		299	296
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029		1,208	460
Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~		236	235

Total Loan Participations and Assignments (Cost $27,660)			25,731

CORPORATE BONDS & NOTES 56.2%
BANKING & FINANCE 11.8%
Ambac Assurance Corp. 5.100% due 12/31/2099 (i)		13	14
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026 (l)	EUR	300	302

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2022 (Unaudited)

2.625% due 04/28/2025 (l)		739	773
3.625% due 09/24/2024 (l)		600	643
5.375% due 01/18/2028 •		100	73
8.000% due 01/22/2030 •(l)		721	543
8.500% due 09/10/2030 •(l)		200	155
10.500% due 07/23/2029 (l)		303	247
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	100	26
Corestate Capital Holding SA 3.500% due 04/15/2023 (l)	EUR	600	475
Credit Agricole SA 7.875% due 01/23/2024 •(i)(j)(l)		$200	211
Credit Suisse Group AG
5.250% due 02/11/2027 •(i)(j)(l)		600	557
6.375% due 08/21/2026 •(i)(j)(l)		400	396
7.250% due 09/12/2025 •(i)(j)(l)		200	202
Host Hotels & Resorts LP 3.375% due 12/15/2029 (l)		100	95
HSBC Holdings PLC 6.000% due 09/29/2023 •(i)(j)(l)	EUR	200	232
Huarong Finance Co. Ltd. 3.875% due 11/13/2029 (l)		$200	182
5.500% due 08/01/2023 «		1,079	0
8.500% due 10/15/2024 «		1,487	0
9.750% due 07/15/2025 «		1,026	0
MGM Growth Properties Operating Partnership LP
4.500% due 09/01/2026 (l)		300	302
5.750% due 02/01/2027 (l)		200	212
Newmark Group, Inc. 6.125% due 11/15/2023		18	19
Pinnacol Assurance 8.625% due 06/25/2034 «(k)		1,100	1,287
Sanders Re Ltd. 12.040% (SOFRRATE + 11.750%) due 04/09/2029 «~		250	250
Societe Generale SA 7.375% due 10/04/2023 •(i)(j)(l)		200	204
Uniti Group LP
6.000% due 01/15/2030 (l)		1,127	1,017
7.875% due 02/15/2025 (l)		1,320	1,373
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 (l)		2,706	2,513

			12,303

INDUSTRIALS 38.8%
Altice Financing SA 5.750% due 08/15/2029 (l)		1,100	1,002
American Airlines, Inc.
5.500% due 04/20/2026 (l)		1,800	1,816
5.750% due 04/20/2029 (l)		700	698
Boeing Co.
5.705% due 05/01/2040 (l)		181	203
5.805% due 05/01/2050 (l)		173	200
5.930% due 05/01/2060 (l)		239	277
Bombardier, Inc. 7.500% due 03/15/2025 (l)		928	934
Broadcom, Inc.
3.187% due 11/15/2036		2	2
4.150% due 11/15/2030 (l)		47	48
CGG SA
7.750% due 04/01/2027 (l)	EUR	132	148
8.750% due 04/01/2027 (l)		$1,887	1,901
Charter Communications Operating LLC
3.850% due 04/01/2061 (l)		200	161
3.950% due 06/30/2062 (l)		300	244
4.800% due 03/01/2050		36	34
Community Health Systems, Inc. 8.000% due 03/15/2026 (l)		481	501
DISH DBS Corp. 5.250% due 12/01/2026 (l)		600	573
Envision Healthcare Corp. 8.750% due 10/15/2026 (l)		382	185
Exela Intermediate LLC 11.500% due 07/15/2026		17	8
Fresh Market, Inc. 9.750% due 05/01/2023 (l)		1,200	1,179
Frontier Communications Holdings LLC 6.000% due 01/15/2030 (l)		283	262
Guara Norte SARL 5.198% due 06/15/2034 (l)		377	347
HCA, Inc. 7.500% due 11/15/2095 (l)		300	361
Intelsat Jackson Holdings SA 6.500% due 03/15/2030 (l)		2,525	2,525
Mileage Plus Holdings LLC 6.500% due 06/20/2027 (l)		200	209

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2022 (Unaudited)

Minerva Merger Sub, Inc. 6.500% due 02/15/2030 (l)		1,000	971
NCL Corp. Ltd. 5.875% due 02/15/2027 (l)		383	378
Nielsen Finance LLC 5.625% due 10/01/2028 (l)		1,000	1,008
Nissan Motor Co. Ltd. 4.810% due 09/17/2030 (l)		1,200	1,192
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (c)		10	12
Odebrecht Oil & Gas Finance Ltd. 0.000% due 05/02/2022 (g)(i)		322	3
Oi Movel SA 8.750% due 07/30/2026 (l)		1,158	1,183
Oracle Corp. 4.100% due 03/25/2061 (k)(l)		100	86
Ortho-Clinical Diagnostics, Inc. 7.375% due 06/01/2025 (l)		22	23
Petroleos Mexicanos
6.700% due 02/16/2032		380	361
6.750% due 09/21/2047 (l)		2,127	1,733
6.950% due 01/28/2060		50	41
7.690% due 01/23/2050		20	17
Prosus NV
1.207% due 01/19/2026 (l)	EUR	600	612
3.257% due 01/19/2027 (l)		$900	824
Range Resources Corp. 4.750% due 02/15/2030 (l)		400	398
Rolls-Royce PLC 3.625% due 10/14/2025 (l)		500	486
Royal Caribbean Cruises Ltd. 9.125% due 06/15/2023 (l)		100	104
Sands China Ltd.
3.800% due 01/08/2026 (l)		200	190
5.400% due 08/08/2028 (l)		362	357
Schenck Process Holding GmbH 6.875% due 06/15/2023 (l)	EUR	100	111
Syngenta Finance NV 5.676% due 04/24/2048 (l)		$953	1,028
T-Mobile USA, Inc. 3.600% due 11/15/2060		100	86
Topaz Solar Farms LLC
4.875% due 09/30/2039 (l)		133	141
5.750% due 09/30/2039 (l)		1,768	1,945
Transocean Pontus Ltd. 6.125% due 08/01/2025 (l)		17	17
Transocean, Inc.
7.250% due 11/01/2025		36	31
7.500% due 01/15/2026		6	5
8.000% due 02/01/2027		13	11
TripAdvisor, Inc. 7.000% due 07/15/2025 (l)		1,000	1,034
U.S. Renal Care, Inc. 10.625% due 07/15/2027		10	10
Uber Technologies, Inc. 4.500% due 08/15/2029 (l)		100	94
United Airlines, Inc.
4.375% due 04/15/2026 (l)		900	886
4.625% due 04/15/2029 (l)		600	571
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (c)		2	2
Vale Overseas Ltd. 6.875% due 11/21/2036 (l)		38	46
Vale SA 3.202% due 12/29/2049 «~(i)	BRL	20,000	2,147
Viking Cruises Ltd. 13.000% due 05/15/2025 (l)		$1,349	1,501
Wesco Aircraft Holdings, Inc. 10.500% due 11/15/2026 «		4,348	4,577
Windstream Escrow LLC 7.750% due 08/15/2028 (l)		720	734
Wynn Macau Ltd. 5.500% due 01/15/2026 (l)		600	547
ZipRecruiter, Inc. 5.000% due 01/15/2030 (l)		1,400	1,369

			40,690

UTILITIES 5.6%
DTEK Finance PLC (1.500% Cash and 3.500% PIK) 7.000% due 12/31/2027 (c)(l)		749	167
Genesis Energy LP 8.000% due 01/15/2027 (l)		857	883
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(c)(l)		496	279

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2022 (Unaudited)

Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^(l)		231	228
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(c)(l)		761	172
Pacific Gas & Electric Co.
3.950% due 12/01/2047 (l)		100	83
4.200% due 03/01/2029 (l)		500	492
4.300% due 03/15/2045 (l)		827	706
4.450% due 04/15/2042 (l)		34	30
4.500% due 07/01/2040 (l)		600	548
4.750% due 02/15/2044 (l)		1,391	1,263
4.950% due 07/01/2050 (l)		182	172
Rio Oil Finance Trust 9.250% due 07/06/2024 (l)		819	859
Transocean Poseidon Ltd. 6.875% due 02/01/2027		19	19

			5,901

Total Corporate Bonds & Notes (Cost $61,501)			58,894

CONVERTIBLE BONDS & NOTES 1.9%
BANKING & FINANCE 0.1%
Corestate Capital Holding SA 1.375% due 11/28/2022	EUR	100	95

INDUSTRIALS 1.8%
DISH Network Corp. 3.375% due 08/15/2026 (l)		$600	541
Royal Caribbean Cruises Ltd. 4.250% due 06/15/2023 (l)		1,000	1,312

			1,853

Total Convertible Bonds & Notes (Cost $1,709)			1,948

MUNICIPAL BONDS & NOTES 1.6%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		12	13

PUERTO RICO 0.8%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2043		444	239
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (g)		114	66
4.000% due 07/01/2033		89	87
4.000% due 07/01/2035		80	77
4.000% due 07/01/2037		69	66
4.000% due 07/01/2041		93	89
4.000% due 07/01/2046		97	92
Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (g)		46	42
5.250% due 07/01/2023		99	102

			860

WEST VIRGINIA 0.8%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (g)		8,800	857

Total Municipal Bonds & Notes (Cost $1,714)			1,730

U.S. GOVERNMENT AGENCIES 38.1%
Fannie Mae
3.000% due 04/25/2050 (a)(l)		13,067	1,987
5.543% due 11/25/2049 •(a)		122	23
5.593% due 03/25/2037 •(a)		151	22
5.693% due 11/25/2039 •(a)		140	19
5.843% due 01/25/2038 •(a)		207	28
5.923% due 03/25/2037 •(a)		174	24
5.943% due 12/25/2037 •(a)		206	23
5.953% due 06/25/2037 •(a)		76	8
5.993% due 04/25/2037 •(a)(l)		450	67
6.143% due 11/25/2035 •(a)		43	3
6.207% due 07/25/2029 ~		220	241
6.343% due 11/25/2036 •(a)(l)		824	138
6.743% due 02/25/2037 •(a)		146	25
7.000% due 12/25/2023		14	14
7.500% due 06/01/2032		22	22
7.800% due 06/25/2026 ~		1	1
8.139% due 06/25/2044 •(l)		224	199

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2022 (Unaudited)

8.521% due 12/25/2042 ~	36	39
13.561% due 08/25/2022 •	2	2
Freddie Mac
0.000% due 02/25/2046 (b)(g)	234	196
0.100% due 02/25/2046 (a)	234	0
0.700% due 11/25/2055 ~(a)	5,568	430
5.607% due 10/25/2029 •	250	269
5.693% due 05/25/2050 •(a)(l)	1,343	211
6.043% due 03/15/2037 •(a)(l)	355	51
6.173% due 09/15/2036 •(a)	197	27
6.183% due 09/15/2036 •(a)(l)	394	61
7.000% due 08/15/2023	1	1
Ginnie Mae 5.651% due 12/20/2048 •(a)(l)	1,139	167
Ginnie Mae, TBA
3.500% due 05/01/2052 - 06/01/2052	3,300	3,302
4.500% due 05/01/2052	1,800	1,854
Uniform Mortgage-Backed Security 3.500% due 03/01/2048 - 04/01/2048	445	450
Uniform Mortgage-Backed Security, TBA
2.500% due 06/01/2052	450	428
3.500% due 06/01/2052	29,500	29,391
4.500% due 05/01/2052	200	207

Total U.S. Government Agencies (Cost $39,956)		39,930

NON-AGENCY MORTGAGE-BACKED SECURITIES 16.2%
Banc of America Funding Trust
2.001% due 12/20/2034 ~	240	161
2.472% due 03/20/2036 ~	128	124
5.846% due 01/25/2037 ^~	110	108
Banc of America Mortgage Trust 6.000% due 07/25/2046 ^	1	1
Bear Stearns Adjustable Rate Mortgage Trust 2.947% due 07/25/2036 ^~	86	83
Bear Stearns ALT-A Trust
2.829% due 11/25/2035 ^~	75	65
2.874% due 09/25/2035 ^~	71	52
3.128% due 04/25/2035 ~	93	86
Bear Stearns Commercial Mortgage Securities Trust 5.217% due 02/11/2041 ~(l)	155	155
Bear Stearns Structured Products, Inc. Trust
2.340% due 12/26/2046 ^~	179	153
2.728% due 01/26/2036 ^~	360	310
CBA Commercial Small Balance Commercial Mortgage 6.040% due 01/25/2039 ^þ	136	127
CD Mortgage Trust 5.688% due 10/15/2048	72	67
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.757% due 08/25/2035 •	41	41
1.137% due 10/25/2034 •	3	2
Citigroup Commercial Mortgage Trust 5.196% due 12/10/2049 ~(l)	576	258
Citigroup Mortgage Loan Trust
2.425% due 03/25/2037 ^~	56	56
2.719% due 11/25/2035 ~(l)	1,138	730
Commercial Mortgage Loan Trust 6.027% due 12/10/2049 ~	391	65
Connecticut Avenue Securities Trust 3.199% due 10/25/2041 •(l)	900	831
Countrywide Alternative Loan Trust
0.807% due 05/25/2036 ^•(l)	1,222	369
0.937% due 12/25/2046 ^•	64	45
1.117% due 10/25/2035 •	473	372
2.736% due 10/25/2035 ^~	83	76
3.118% due 02/25/2037 ^~	84	83
5.500% due 08/25/2034	187	185
5.500% due 02/25/2036 ^	13	10
6.250% due 09/25/2034	32	32
6.500% due 08/25/2036 ^(l)	1,016	482
6.693% due 07/25/2036 •(a)	801	177
18.544% due 07/25/2035 •(l)	467	468
Countrywide Home Loan Mortgage Pass-Through Trust
0.937% due 03/25/2036 •	110	102
1.237% due 02/25/2035 •	55	50
2.178% due 10/20/2035 ~	10	9
2.625% due 10/20/2035 ^~	44	44
2.984% due 10/20/2035 ^~	75	73
3.095% due 08/25/2034 ~	12	12
3.323% due 03/25/2037 ^~	236	210
5.500% due 08/25/2035 ^	12	8
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.000% due 11/25/2036	117	106
DBUBS Mortgage Trust 4.652% due 11/10/2046 (l)	366	129

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2022 (Unaudited)

Extended Stay America Trust 4.097% due 07/15/2038 •(l)		994	975
First Horizon Alternative Mortgage Securities Trust 2.729% due 11/25/2036 ^~		178	141
First Horizon Mortgage Pass-Through Trust 2.920% due 01/25/2037 ^~		226	168
Freddie Mac 7.599% due 10/25/2041 •(l)		1,200	1,143
GSR Mortgage Loan Trust
3.145% due 04/25/2035 ~		80	79
HarborView Mortgage Loan Trust
1.049% due 04/19/2034 •		4	4
2.289% due 11/19/2034 ~		68	67
2.561% due 08/19/2036 ^~		3	3
2.598% due 02/25/2036 ^~		15	6
HSI Asset Loan Obligation Trust 2.706% due 01/25/2037 ^~		132	104
IndyMac INDX Mortgage Loan Trust
0.727% due 06/25/2037 ^•		554	726
1.017% due 03/25/2035 •		5	5
2.793% due 06/25/2037 ^~		312	323
JP Morgan Mortgage Trust
2.408% due 04/25/2037 ^~		247	224
5.500% due 01/25/2036 ^		27	17
MASTR Adjustable Rate Mortgages Trust
2.749% due 11/25/2035 ^~		349	246
2.986% due 10/25/2034 ~		102	101
Merrill Lynch Alternative Note Asset Trust 0.597% due 01/25/2037 •		656	260
Opteum Mortgage Acceptance Corp. Trust 0.997% due 07/25/2036 •		182	83
RBSSP Resecuritization Trust 5.000% due 09/26/2036 ~(l)		998	866
Residential Accredit Loans, Inc. Trust
3.189% due 12/26/2034 ^~		75	73
4.346% due 01/25/2036 ^~		378	329
6.000% due 09/25/2035 ^		268	126
6.000% due 08/25/2036 ^		123	116
Residential Asset Mortgage Products Trust 7.500% due 12/25/2031		4	4
Structured Adjustable Rate Mortgage Loan Trust
1.541% due 05/25/2035 ^•(l)		858	709
2.915% due 01/25/2036 ^~		228	164
3.010% due 09/25/2035 ~		39	32
3.020% due 04/25/2036 ^~		177	126
3.074% due 09/25/2036 ^~		152	131
Structured Asset Mortgage Investments Trust
0.917% due 02/25/2036 •		269	257
1.017% due 02/25/2036 ^•		182	174
SunTrust Adjustable Rate Mortgage Loan Trust 2.400% due 01/25/2037 ^~		41	34
Tharaldson Hotel Portfolio Trust 3.770% due 11/11/2034 •(l)		1,205	1,160
WaMu Mortgage Pass-Through Certificates Trust
3.030% due 12/25/2036 ^~		193	191
3.178% due 07/25/2037 ^~		52	52
Wells Fargo Commercial Mortgage Trust 5.092% due 12/15/2039 ~(l)		1,065	1,055
Wells Fargo-RBS Commercial Mortgage Trust 0.244% due 12/15/2046 ~(a)(l)		30,000	142

Total Non-Agency Mortgage-Backed Securities (Cost $16,418)			16,933

ASSET-BACKED SECURITIES 10.7%
Adagio CLO DAC 0.000% due 04/30/2031 ~	EUR	250	153
Apidos CLO 0.000% due 07/22/2026 ~		$500	2
Avoca CLO DAC 0.000% due 07/15/2032 ~	EUR	1,000	838
Bear Stearns Asset-Backed Securities Trust
6.500% due 08/25/2036 ^		$521	271
21.993% due 03/25/2036 ^•(l)		1,632	1,191
Belle Haven ABS CDO Ltd. 0.459% due 07/05/2046 •		34,966	59
Bombardier Capital Mortgage Securitization Corp. 7.830% due 06/15/2030 ~		1,421	294
California Republic Auto Receivables Trust 0.000% due 04/15/2025 «(g)(l)		1,400	1,491
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		1,700	780
Carlyle Global Market Strategies Euro CLO DAC
0.000% due 04/15/2027 ~	EUR	900	437
0.000% due 01/25/2032 ~		300	165
Carlyle U.S. CLO Ltd. 0.000% due 10/15/2031 ~		$600	357

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2022 (Unaudited)

Carrington Mortgage Loan Trust 0.607% due 08/25/2036 •		46	45
Citigroup Mortgage Loan Trust 0.617% due 01/25/2037 •		134	68
Conseco Finance Securitizations Corp. 7.960% due 05/01/2031		370	146
Countrywide Asset-Backed Certificates 1.557% due 09/25/2034 ~		32	31
Flagship Credit Auto Trust 0.000% due 05/15/2025 «(g)		1	67
Lehman XS Trust 4.459% due 05/25/2037 ^þ		39	38
Marlette Funding Trust
0.000% due 12/15/2028 «(g)		2	170
0.000% due 04/16/2029 «(g)		2	112
0.000% due 07/16/2029 «(g)		2	209
Morgan Stanley ABS Capital, Inc. Trust 0.517% due 05/25/2037 •		57	52
SMB Private Education Loan Trust
0.000% due 09/18/2046 «(g)		1	450
0.000% due 10/15/2048 «(g)		2	599
Soundview Home Loan Trust 0.517% due 11/25/2036 •		163	62
South Coast Funding Ltd. 0.454% due 01/06/2041 •		11,630	2,662
Structured Asset Securities Corp. Mortgage Loan Trust 0.907% due 06/25/2035 ~		84	84
Symphony CLO Ltd. 4.838% due 07/14/2026 •		400	398
Washington Mutual Asset-Backed Certificates Trust 0.517% due 10/25/2036 ~		86	43

Total Asset-Backed Securities (Cost $21,475)			11,274

SOVEREIGN ISSUES 4.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		23	8
0.500% due 07/09/2030 þ(l)		512	156
1.000% due 07/09/2029		97	33
1.125% due 07/09/2035 þ		10	3
1.125% due 07/09/2035 þ(l)		563	162
1.400% due 03/25/2023 (l)	ARS	12,756	67
1.450% due 08/13/2023		10,645	56
2.000% due 01/09/2038 þ(l)		$1,597	607
2.500% due 07/09/2041 þ(l)		905	321
15.500% due 10/17/2026 (l)	ARS	8,480	18
40.178% (BADLARPP) due 10/04/2022 ~		132	0
Autonomous City of Buenos Aires 39.273% (BADLARPP + 3.750%) due 02/22/2028 ~		449	2
Egypt Government International Bond
6.375% due 04/11/2031	EUR	100	95
6.375% due 04/11/2031 (l)		500	475
Provincia de Buenos Aires
42.033% due 04/12/2025 (l)	ARS	71,001	356
42.033% due 04/12/2025		8,630	43
Republic of Greece Government International Bond
2.000% due 04/22/2027 (l)	EUR	73	83
3.900% due 01/30/2033 (l)		162	199
4.000% due 01/30/2037 (l)		127	171
4.200% due 01/30/2042 (l)		159	229
Romania Government International Bond 3.750% due 02/07/2034 (l)		970	1,003
Russia Government International Bond 5.625% due 04/04/2042		$200	69
Ukraine Government International Bond 4.375% due 01/27/2030	EUR	89	42
Venezuela Government International Bond
6.000% due 12/09/2049		$50	4
8.250% due 10/13/2024 ^(d)		4	0
9.250% due 09/15/2027 ^(d)		62	5

Total Sovereign Issues (Cost $6,022)			4,207

		SHARES
COMMON STOCKS 2.3%
COMMUNICATION SERVICES 1.0%
Clear Channel Outdoor Holdings, Inc. (e)		97,913	339
iHeartMedia, Inc. 'A' (e)		22,927	434

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2022 (Unaudited)

iHeartMedia, Inc. 'B' «(e)	17,837	304

		1,077

ENERGY 0.2%
Axis Energy Services 'A' «(e)(k)	514	8
Nobil Corp. (e)(k)	3,943	138
Valaris Ltd. (e)	211	11

		157

FINANCIALS 1.0%
Intelsat SA «(e)(k)	34,279	1,045

INDUSTRIALS 0.1%
Neiman Marcus Group Ltd. LLC «(e)(k)	516	80
Noble Corp. «(e)	317	11
Sierra Hamilton Holder LLC «(e)(k)	100,456	0
Voyager Aviation Holdings LLC «(e)	377	0
Westmoreland Mining Holdings «(e)(k)	13,224	0

		91

MATERIALS 0.0%
Associated Materials Group, Inc. «(e)	100,208	0

Total Common Stocks (Cost $4,321)		2,370

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «	7,251	34

Total Rights (Cost $0)		34

WARRANTS 1.3%
FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «	236	1

INDUSTRIALS 0.1%
Sequa Corp. - Exp. 04/28/2024 «	121,000	66

INFORMATION TECHNOLOGY 1.2%
Windstream Holdings LLC - Exp. 9/21/2055 «	52,536	1,279

Total Warrants (Cost $1,166)		1,346

PREFERRED SECURITIES 9.4%
FINANCIALS 4.3%
AGFC Capital Trust 1.991% (US0003M + 1.750%) due 01/15/2067 ~(l)	1,000,000	575
Charles Schwab Corp. 4.000% due 12/01/2030 •(i)	200,000	180
OCP CLO Ltd. 0.000% due 04/26/2028 «(g)	1,400	990
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(i)(l)	2,124,000	2,748

		4,493

INDUSTRIALS 5.1%
General Electric Co. 4.156% (US0003M + 3.330%) due 06/15/2022 ~(i)	28,000	27
Sequa Corp. (15.000% PIK) 15.000% «(c)	3,737	4,651
Voyager Aviation Holdings LLC 9.500% «	2,260	684

		5,362

Total Preferred Securities (Cost $7,938)		9,855

REAL ESTATE INVESTMENT TRUSTS 0.7%
REAL ESTATE 0.7%
CBL & Associates Properties, Inc.	2,842	94
Uniti Group, Inc.	44,060	606

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2022 (Unaudited)

Total Real Estate Investment Trusts (Cost $318)		700

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 22.5%
SHORT-TERM NOTES 1.4%
Federal Home Loan Bank 0.000% due 04/01/2022 (g)(h)	$1,500	1,500

U.S. TREASURY BILLS 7.2%
0.178% due 04/14/2022 - 06/02/2022 (f)(g)(l)(n)(p)	7,502	7,501

U.S. TREASURY CASH MANAGEMENT BILLS 13.9%
0.604% due 06/28/2022 - 07/19/2022 (f)(g)	14,600	14,571

Total Short-Term Instruments (Cost $23,575)		23,572

Total Investments in Securities (Cost $213,773)		198,524

Total Investments 189.4% (Cost $213,773)		$198,524
Financial Derivative Instruments (m)(o) (2.9)%(Cost or Premiums, net $(1,378))		(3,016)
Other Assets and Liabilities, net (86.5)%		(90,707)

Net Assets 100.0%		$104,801

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					Principal only security.
(c)					Payment in-kind security.
(d)					Security is not accruing income as of the date of this report.
(e)					Security did not produce income within the last twelve months.
(f)					Coupon represents a weighted average yield to maturity.
(g)					Zero coupon security.
(h)					Coupon represents a yield to maturity.
(i)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)					Contingent convertible security.
(k)					RESTRICTED SECURITIES:
Issuer Description		Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Axis Energy Services 'A'		07/01/2021		$8	$8	0.01%
Intelsat SA		06/19/2017 - 02/23/2022		2,403	1,045	1.00
Neiman Marcus Group Ltd. LLC		09/25/2020		0	80	0.08
Nobil Corp.		02/05/2021 - 02/27/2021		52	138	0.13
Oracle Corp.4.100% due 03/25/2061		08/02/2021		114	86	0.08
Pinnacol Assurance8.625% due 06/25/2034		06/23/2014		1,100	1,287	1.23
Sierra Hamilton Holder LLC		07/31/2017		26	0	0.00
Westmoreland Mining Holdings		12/08/2014 - 08/05/2016		370	0	0.00

				$4,073	$2,644	2.52%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BPS	(1.500)%	02/17/2022	TBD(2)	EUR	(75)	$(83)
	0.520	10/14/2021	04/18/2022		(1,179)	(1,182)
	1.076	03/02/2022	06/03/2022		(1,404)	(1,405)
	1.150	02/17/2022	05/18/2022		(1,333)	(1,335)
	1.200	03/29/2022	06/02/2022		(3,097)	(3,097)
	1.250	03/16/2022	09/16/2022		(85)	(85)
	1.430	03/22/2022	09/23/2022		(1,234)	(1,234)
BRC	(0.500)	10/21/2021	TBD(2)	EUR	(637)	(703)
	(0.400)	02/09/2022	05/10/2022		(822)	(908)
	(0.350)	02/01/2022	05/02/2022		(372)	(412)
	0.820	03/18/2022	TBD(2)		$(153)	(153)
	0.820	03/18/2022	03/17/2024		(731)	(732)
	0.820	03/31/2022	03/17/2024		(828)	(828)
	0.950	03/10/2022	06/13/2022		(195)	(195)
	1.000	03/18/2022	TBD(2)		(1,569)	(1,570)
	1.130	02/16/2022	05/16/2022		(528)	(529)
	1.185	03/03/2022	06/06/2022		(734)	(734)
	1.466	03/21/2022	06/24/2022		(2,733)	(2,734)
CDC	0.430	01/27/2022	05/02/2022		(1,882)	(1,884)
	0.490	10/07/2021	04/07/2022		(1,094)	(1,097)

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2022 (Unaudited)

	0.490	03/21/2022	TBD(2)		(812)	(812)
	0.600	03/21/2022	TBD(2)		(1,952)	(1,952)
	0.720	03/10/2022	06/10/2022		(837)	(837)
	0.720	04/01/2022	06/10/2022		(775)	(775)
	0.800	03/30/2022	06/08/2022		(1,816)	(1,816)
CEW	0.750	03/21/2022	TBD(2)		(18)	(18)
	0.770	02/11/2022	05/13/2022		(2,076)	(2,078)
	1.050	03/14/2022	04/18/2022		(916)	(916)
CIB	0.800	03/08/2022	04/07/2022		(457)	(458)
	1.150	03/16/2022	06/16/2022		(1,865)	(1,866)
DBL	(3.000)	02/17/2022	TBD(2)	EUR	(198)	(218)
	(2.250)	02/17/2022	TBD(2)		(327)	(361)
	(0.440)	02/17/2022	TBD(2)		(555)	(613)
	(0.370)	02/17/2022	TBD(2)		(125)	(138)
IND	0.430	10/12/2021	04/12/2022		$(912)	(913)
	0.460	02/03/2022	05/09/2022		(1,003)	(1,004)
JML	(5.000)	12/02/2021	TBD(2)	EUR	(497)	(544)
	(4.000)	10/26/2021	TBD(2)		(98)	(107)
	(4.000)	12/02/2021	TBD(2)		(494)	(542)
	(3.000)	12/02/2021	TBD(2)		(164)	(181)
	(1.000)	02/18/2022	TBD(2)		(265)	(292)
	(0.450)	01/10/2022	04/07/2022		(390)	(431)
	(0.400)	10/21/2021	TBD(2)		(554)	(612)
	(0.400)	01/17/2022	05/10/2022		(95)	(104)
	(0.380)	02/18/2022	05/05/2022		(2,315)	(2,560)
	0.650	03/18/2022	05/06/2022		$(1,722)	(1,723)
	0.750	03/18/2022	05/06/2022		(116)	(116)
	0.850	03/18/2022	05/06/2022		(682)	(682)
	1.110	03/03/2022	06/03/2022		(874)	(875)
MEI	(0.400)	02/17/2022	04/06/2022	EUR	(203)	(224)
NOM	0.630	03/18/2022	TBD(2)		(913)	(914)
	0.650	03/18/2022	TBD(2)		(538)	(539)
	1.000	03/18/2022	TBD(2)		(1,573)	(1,574)
	1.050	03/25/2022	06/27/2022		(724)	(724)
	1.050	03/31/2022	06/27/2022		(159)	(158)
RBC	0.940	01/10/2022	07/11/2022		(798)	(799)
RDR	0.850	03/22/2022	05/24/2022		(1,501)	(1,502)
SOG	0.490	03/18/2022	TBD(2)		(1,019)	(1,019)
	0.500	10/19/2021	04/19/2022		(721)	(723)
	0.500	10/20/2021	04/19/2022		(57)	(57)
	0.500	03/18/2022	TBD(2)		(464)	(464)
	0.570	03/18/2022	TBD(2)		(2,529)	(2,530)
	0.580	03/18/2022	TBD(2)		(321)	(321)
	0.600	03/18/2022	TBD(2)		(2,912)	(2,913)
	0.670	01/07/2022	07/08/2022		(435)	(436)
	1.060	03/16/2022	06/16/2022		(788)	(788)
UBS	0.510	01/05/2022	04/05/2022		(1,761)	(1,763)
	0.510	01/12/2022	04/12/2022		(164)	(164)
	0.510	01/14/2022	04/14/2022		(837)	(838)
	0.510	01/28/2022	04/01/2022		(598)	(599)
	0.510	03/17/2022	04/05/2022		(156)	(156)
	0.530	03/18/2022	TBD(2)		(171)	(171)
	0.550	03/18/2022	TBD(2)		(199)	(199)
	0.580	02/01/2022	05/02/2022		(564)	(565)
	0.600	03/18/2022	TBD(2)		(3,119)	(3,120)
	0.600	03/18/2022	03/17/2024		(317)	(318)
	0.600	03/30/2022	03/29/2024		(316)	(316)
	0.640	02/07/2022	05/09/2022		(509)	(510)
	0.650	03/18/2022	TBD(2)		(161)	(161)
	0.850	03/24/2022	04/25/2022		(143)	(143)
	1.300	03/18/2022	06/17/2022		(128)	(128)
	1.300	04/01/2022	07/01/2022		(578)	(578)

Total Reverse Repurchase Agreements						$(69,858)

SHORT SALES:
Description		Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.0)%
Uniform Mortgage-Backed Security, TBA		2.000%	04/01/2052	$800	$(761)	$(743)
Uniform Mortgage-Backed Security, TBA		2.500	05/01/2052	300	(286)	(285)

Total Short Sales (1.0)%					$(1,047)	$(1,028)

(l)					Securities with an aggregate market value of $80,165 and cash of $821 have been pledged as collateral under the terms of master agreements as of March 31, 2022.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2022 was $(60,889) at a weighted average interest rate of .387. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)					Open maturity reverse repurchase agreement.
(m)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2022 (Unaudited)

PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CME E-mini S&P 500 April 2022 Futures	$4,170.000	04/14/2022	221	$11	$506	$63

Total Purchased Options	$506	$63

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CME E-mini S&P 500 April 2022 Futures	$4,390.000	04/14/2022	221	$11	$(1,146)	$(1,809)

Total Written Options	$(1,146)	$(1,809)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-mini S&P 500 Index June Futures	06/2022	231	$52,330	$3,704	$0	$(745)

Total Futures Contracts	$3,704	$0	$(745)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Rolls-Royce PLC	1.000%	Quarterly	12/20/2025	1.829%	EUR	1,100	$(214)	$178	$(36)	$0	$(2)
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	1.999	1,300	(102)	45	(57)	0	(2)

$(316)	$223	$(93)	$0	$(4)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2052	GBP	1,100	$232	$6	$238	$0	$(12)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.100	Annual	01/13/2023	$3,500	0	38	38	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	25,500	(1,032)	(531)	(1,563)	0	(1)
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	220	(9)	1	(8)	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052	5,400	468	125	593	0	(46)
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	3,400	293	(109)	184	0	(30)
Pay	1-Year BRL-CDI	6.170	Maturity	01/02/2023	BRL	19,600	(4)	(175)	(179)	1	0
Receive	1-Year BRL-CDI	12.670	Maturity	01/02/2023	800	0	0	0	0	0
Receive	1-Year BRL-CDI	12.690	Maturity	01/02/2023	500	0	0	0	0	0
Receive	1-Year BRL-CDI	12.740	Maturity	01/02/2023	1,300	0	0	0	0	0
Receive	1-Year BRL-CDI	12.750	Maturity	01/02/2023	700	0	0	0	0	0
Receive	1-Year BRL-CDI	12.760	Maturity	01/02/2023	1,200	0	0	0	0	0
Receive	1-Year BRL-CDI	12.900	Maturity	01/02/2023	2,700	0	(1)	(1)	0	0
Receive	1-Year BRL-CDI	12.930	Maturity	01/02/2023	300	0	0	0	0	0
Receive	1-Year BRL-CDI	12.939	Maturity	01/02/2023	1,400	0	0	0	0	0
Receive	1-Year BRL-CDI	12.946	Maturity	01/02/2023	3,400	0	(1)	(1)	0	0
Receive	1-Year BRL-CDI	12.960	Maturity	01/02/2023	2,700	0	(1)	(1)	0	0
Receive	1-Year BRL-CDI	12.970	Maturity	01/02/2023	4,500	0	(2)	(2)	0	0

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2022 (Unaudited)

Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2025		300	0	0	0	0	0
Pay	1-Year BRL-CDI	11.160	Maturity	01/02/2025		200	0	0	0	0	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/02/2025		200	0	0	0	0	0
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2025		600	0	2	2	0	0
Pay	1-Year BRL-CDI	12.080	Maturity	01/02/2025		1,000	0	3	3	1	0
Pay	1-Year BRL-CDI	12.140	Maturity	01/02/2025		500	0	2	2	0	0
Pay	1-Year BRL-CDI	12.145	Maturity	01/02/2025		500	0	2	2	0	0
Pay	1-Year BRL-CDI	12.160	Maturity	01/02/2025		1,000	0	3	3	0	0
Pay	1-Year BRL-CDI	11.220	Maturity	01/04/2027		300	0	0	0	0	0
Pay	1-Year BRL-CDI	11.245	Maturity	01/04/2027		100	0	0	0	0	0
Pay	1-Year BRL-CDI	11.260	Maturity	01/04/2027		100	0	0	0	0	0
Pay	1-Year BRL-CDI	11.700	Maturity	01/04/2027		100	0	0	0	0	0
Pay	1-Year BRL-CDI	11.715	Maturity	01/04/2027		300	0	1	1	0	0
Pay	1-Year BRL-CDI	11.870	Maturity	01/04/2027		800	0	3	3	1	0
Pay	3-Month CAD-Bank Bill	3.300	Semi-Annual	06/19/2024	CAD	4,900	369	(294)	75	3	0
Receive	3-Month CAD-Bank Bill	3.500	Semi-Annual	06/20/2044		600	(107)	64	(43)	0	(5)
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2024		$3,000	8	141	149	0	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		4,400	(73)	(4)	(77)	0	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		1,250	(14)	83	69	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030		600	(7)	34	27	0	(1)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030		4,400	(78)	206	128	0	(9)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030		500	0	15	15	0	(1)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		400	(15)	59	44	0	(1)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		2,229	(211)	(94)	(305)	7	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		3,800	(11)	566	555	38	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	02/26/2029	EUR	6,100	6	(187)	(181)	29	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		1,300	(18)	158	140	0	(7)
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		3,000	(132)	378	246	0	(16)
Receive(5)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		800	72	15	87	0	(6)
Receive	6-Month EUR-EURIBOR	1.250	Annual	08/19/2049		2,700	11	(165)	(154)	0	(33)
Pay	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		400	48	(135)	(87)	4	0
Pay	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		1,000	171	(314)	(143)	10	0
Pay	28-Day MXN-TIIE	4.550	Lunar	02/27/2023	MXN	18,200	2	(32)	(30)	0	0
Pay	28-Day MXN-TIIE	4.500	Lunar	03/03/2023		10,700	0	(18)	(18)	0	0

							$(31)	$(158)	$(189)	$95	$(169)

Total Swap Agreements							$(347)	$65	$(282)	$95	$(173)

(n)	Securities with an aggregate market value of $3,011 and cash of $3,820 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		04/2022		INR	6,610		$86		$0		$(1)
		04/2022			$325		EUR	295	1		0
		04/2022			316		INR	24,179	3		0
		04/2022 «			11		RUB	1,589	7		0
		05/2022		INR	24,239		$316		0		(3)
		05/2022		JPY	44,700		371		3		0
		05/2022		TWD	3,390		118		0		0
		06/2022		PEN	225		54		0		(7)
		07/2022			$83		PEN	332	7		0
		08/2022 «			6		RUB	904	4		0
		11/2022			7		ZAR	108	0		0

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2022 (Unaudited)

BPS	04/2022	CAD	218		$172	0	(2)
	04/2022	EUR	865		956	0	(1)
	04/2022	GBP	135		181	4	0
	04/2022	INR	17,603		230	0	(2)
	04/2022		$520	EUR	468	2	(4)
	04/2022		70	INR	5,415	1	0
	05/2022	INR	5,431		$70	0	(1)
	05/2022	TWD	575		20	0	0
	05/2022		$133	IDR	1,912,701	0	0
	05/2022		7	ZAR	103	1	0
	06/2022		10	CLP	8,589	0	0
	07/2022	MXN	547		$26	0	(1)
	08/2022		$17	ZAR	279	1	0
	10/2022		125	PEN	509	11	0
	11/2022		20	ZAR	315	1	0
BRC	04/2022		272	GBP	205	0	(3)
	06/2022 «		11	RUB	1,332	4	0
CBK	04/2022	BRL	7,823		$1,651	8	0
	04/2022		$1,495	BRL	7,823	148	0
	04/2022 «		35	RUB	2,655	0	(3)
	05/2022		90	PEN	367	10	0
	05/2022 «		63	RUB	5,607	6	(5)
	06/2022		59	PEN	225	2	0
	06/2022 «		6	RUB	706	2	0
	08/2022	PEN	200		$50	0	(4)
	11/2022		$46	PEN	181	3	0
	12/2022	PEN	225		$58	0	(2)
	12/2022		$298	PEN	1,251	34	0
DUB	04/2022 «	RUB	5,161		$53	0	(8)
	04/2022 «		$61	RUB	4,691	0	(5)
	05/2022 «	RUB	1,444		$13	0	(4)
	05/2022 «		$121	RUB	9,412	0	(14)
	06/2022 «		81		11,783	50	0
GLM	04/2022	BRL	7,823		$1,579	0	(64)
	04/2022	INR	16,171		211	0	(2)
	04/2022		$1,651	BRL	7,823	0	(8)
	04/2022		94	INR	7,186	1	0
	04/2022 «		185	RUB	14,186	0	(19)
	05/2022	INR	7,207		$94	0	(1)
	05/2022	JPY	21,600		187	9	0
	05/2022 «	RUB	129		2	0	0
	05/2022		$1,567	BRL	7,823	63	0
	05/2022		191	JPY	22,000	0	(11)
	05/2022 «		113	RUB	8,774	0	(13)
	06/2022 «		44		6,020	23	0
	11/2022		7	ZAR	114	1	0
HUS	04/2022	EUR	247		$272	0	(2)
	04/2022	GBP	70		93	1	0
	04/2022		$1,051	EUR	952	2	0
	04/2022 «		49	RUB	3,839	0	(4)
	05/2022		147	EUR	132	0	(1)
	05/2022		335	JPY	40,000	3	(9)
JPM	04/2022 «		5	RUB	499	1	0
	05/2022		171	IDR	2,454,848	0	(1)
	05/2022		244	INR	18,846	4	0
	05/2022		506	NOK	4,505	6	0
	06/2022 «		7	RUB	869	2	0
MBC	05/2022		150	IDR	2,152,612	0	0
	05/2022		136	INR	10,537	2	0
	06/2022 «		3	RUB	380	1	0
MYI	04/2022	GBP	174		$229	0	0
	04/2022		$5,663	EUR	5,086	0	(37)
	04/2022		94	INR	7,216	1	0
	04/2022 «		27	RUB	3,366	13	0
	05/2022	EUR	5,086		$5,668	37	0
	05/2022	INR	7,237		94	0	(1)
	05/2022	TWD	1,297		45	0	0
	05/2022		$134	IDR	1,922,224	0	(1)
	05/2022 «		44	RUB	3,389	0	(5)
RBC	06/2022		1,071	MXN	22,069	24	0
SCX	04/2022	EUR	5,689		$6,398	105	0
	04/2022	INR	3,613		47	0	(1)
	04/2022 «		$49	RUB	3,722	0	(5)
	05/2022	TWD	1,326		$46	0	0
	05/2022		$190	INR	14,748	3	0
SOG	05/2022 «	RUB	2,146		$24	0	(1)
	05/2022 «		$68	RUB	5,249	0	(8)
UAG	04/2022 «		102		7,973	0	(8)
	05/2022	TWD	749		$26	0	0
	05/2022 «		$92	RUB	7,166	0	(10)
	06/2022 «		65		7,712	21	0
	11/2022		16	ZAR	253	1	0

Total Forward Foreign Currency Contracts						$637	$(282)

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(1)
										Swap Agreements, at Value(3)
Counterparty	Reference Obligation			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Long Beach Mortgage Loan Trust 7.654% due 07/25/2033			6.250%	Monthly	07/25/2033	$116	$0	$0	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Swap Agreements, at Value(3)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	ABX.HE.AA.6-1 Index			0.320%	Monthly	07/25/2045	$977	$(194)	$128	$0	$(66)
	ABX.HE.PENAAA.7-1 Index			0.090	Monthly	08/25/2037	688	(197)	119	0	(78)

								$(391)	$247	$0	$(144)

TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(4)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	NDDUEAFE Index	688	0.354% (3-Month USD-LIBOR less a specified spread)	Quarterly	05/11/2022	$4,950	$0	$30	$30	$0
MYI	Receive	NDDUEAFE Index	442	0.409% (3-Month USD-LIBOR less a specified spread)	Quarterly	06/01/2022	3,180	0	19	19	0
	Receive	NDDUEAFE Index	5,867	0.161% (1-Month USD-LIBOR less a specified spread)	Maturity	10/12/2022	43,157	0	(706)	0	(706)
UAG	Receive	NDDUEAFE Index	288	0.410% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/13/2022	2,085	0	(1)	0	(1)

								$0	$(658)	$49	$(707)

Total Swap Agreements								$(391)	$(411)	$49	$(851)

(p)

Securities with an aggregate market value of $745 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2022.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 03/31/2022

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2022 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$23,178	$2,553	$25,731
Corporate Bonds & Notes
Banking & Finance	0	10,766	1,537	12,303
Industrials	0	33,966	6,724	40,690
Utilities	0	5,901	0	5,901
Convertible Bonds & Notes
Banking & Finance	0	95	0	95
Industrials	0	1,853	0	1,853
Municipal Bonds & Notes
Illinois	0	13	0	13
Puerto Rico	0	860	0	860
West Virginia	0	857	0	857
U.S. Government Agencies	0	39,930	0	39,930
Non-Agency Mortgage-Backed Securities	0	16,933	0	16,933
Asset-Backed Securities	0	8,176	3,098	11,274
Sovereign Issues	0	4,207	0	4,207
Common Stocks
Communication Services	773	0	304	1,077
Energy	149	0	8	157
Financials	0	0	1,045	1,045
Industrials	0	11	80	91
Rights
Financials	0	0	34	34
Warrants
Financials	0	0	1	1
Industrials	0	0	66	66
Information Technology	0	0	1,279	1,279
Preferred Securities
Financials	0	4,493	0	4,493
Industrials	0	27	5,335	5,362
Real Estate Investment Trusts
Real Estate	700	0	0	700
Short-Term Instruments
Short-Term Notes	0	1,500	0	1,500
U.S. Treasury Bills	0	7,501	0	7,501
U.S. Treasury Cash Management Bills	0	14,571	0	14,571

Total Investments	$1,622	$174,838	$22,064	$198,524

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,028)	$0	$(1,028)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	63	95	0	158
Over the counter	0	552	134	686

$63	$647	$134	$844
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,554)	(173)	0	(2,727)
Over the counter	0	(1,021)	(112)	(1,133)

$(2,554)	$(1,194)	$(112)	$(3,860)

Total Financial Derivative Instruments	$(2,491)	$(547)	$22	$(3,016)

Totals	$(869)	$173,263	$22,086	$194,480

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2022:
Category and Subcategory	Beginning Balance at 06/30/2021	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2022 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$1,369	$1,222	$(1,154)	$(40)	$(83)	$228	$1,470	$(460)	$2,552	$(4)
Corporate Bonds & Notes
Banking & Finance	1,404	250	0	0	0	(117)	0	0	1,537	(118)
Industrials	0	4,526	(67)	0	0	51	2,214	0	6,724	51
Industrials	3,011	0	0	0	0	88	0	0	3,099	90
Common Stocks
Affiliated Investments	57	0	0	0	0	23	0	0	80	23
Communication Services	432	0	0	0	0	(128)	0	0	304	(128)
Energy	0	8	0	0	0	0	0	0	8	0
Financials	0	2,403	0	0	0	(1,358)	0	0	1,045	(1,357)

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2022 (Unaudited)

Materials	709	0	(690)	0	54	(73)	0	0	0	0
Rights
Financials	0	0	0	0	0	35	0	0	35	34
Warrants
Financials	0	816	0	0	(53)	(762)	0	0	1	(762)
Industrials	82	0	0	0	0	(16)	0	0	66	(16)
Information Technology	1,172	0	0	0	0	107	0	0	1,279	106
Preferred Securities
Industrials	4,291	0	(105)	0	0	1,148	0	0	5,334	1,147

	$12,527	$9,225	$(2,016)	$(40)	$(82)	$(774)	$3,684	$(460)	$21,899	$(934)
Financial Derivative Instruments - Assets
Over the counter	$0	$0	$0	$0	$0	$135	$0	$0	$135	$135

Financial Derivative Instruments - Liabilities
Over the counter	$0	$0	$0	$0	$0	$(113)	$0	$0	$(113)	$(113)

Totals	$12,527	$9,225	$(2,016)	$(40)	$(82)	$(752)	$3,684	$(460)	$22,086	$(912)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2022	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$882	Recent Transaction			Purchase Price			100.000	—
		1,670	Third Party Vendor			Broker Quote			62.500 - 100.250	98.610
Corporate Bonds & Notes
Banking & Finance		1,287	Discounted Cash Flow			Discount Rate			5.760	—
		250	Proxy Pricing			Base Price			100.000	—
Industrials		4,577	Discounted Cash Flow			Discount Rate			9.037	—
		2,147	Reference Instrument			Weighted Average		BRL	52.705	—
Asset-Backed Securities		67	Discounted Cash Flow			Discount Rate			8.000	—
		3,032	Proxy Pricing			Base Price			107.266 - 45,004.491	15,982.823
Common Stocks
Industrials		80	Discounted Cash Flow			Discount Rate			11.500-18.000	11.500
Communication Services		304	Stock Price w/Liquidity Discount			Liquidity Discount			10.000	—
Energy		8	Other Valuation Techniques(3)			-			-	—
Financials		1,045	Other Valuation Techniques(3)			-			-	—
Rights
Financials		35	Other Valuation Techniques(3)			-			-	—
Warrants
Financials		1	Other Valuation Techniques(3)			-			-	—
Industrials		66	Comparable Companies			EBITDA Multiple		X/X	12.200/10.100	—
Information Technology		1,279	Comparable Companies/Discounted Cash Flow			EBITDA Multiple		X	5.590	—
Preferred Securities
Industrials		4,650	Comparable Companies			EBITDA Multiple		X/X	12.200/10.100	—
		684	Comparable Companies/Discounted Cash Flow			Book Value Multiple/Discount Rate		X/%	0.262/20.183	—
Financial Derivative Instruments - Assets
Over the counter		135	Other Valuation Techniques(3)			—			— —
Financial Derivative Instruments – Liabilities
Over the counter		(113)	Other Valuation Techniques(3)			—			— —

Total		$22,086

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Fund's investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2022, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	NOM	Nomura Securities International Inc.
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	RBC	Royal Bank of Canada
CBK	Citibank N.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RDR	RBC Capital Markets LLC
CDC	Natixis Securities Americas LLC	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
CEW	Canadian Imperial Bank of Commerce	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
CIB	Canadian Imperial Bank of Commerce	MBC	HSBC Bank Plc	UAG	UBS AG Stamford
DBL	Deutsche Bank AG London	MEI	Merrill Lynch International	UBS	UBS Securities LLC
DUB	Deutsche Bank AG

Currency Abbreviations:
ARS	Argentine Peso	IDR	Indonesian Rupiah	PEN	Peruvian New Sol
BRL	Brazilian Real	INR	Indian Rupee	RUB	Russian Ruble
CAD	Canadian Dollar	JPY	Japanese Yen	TWD	Taiwanese Dollar
CLP	Chilean Peso	MXN	Mexican Peso	USD (or $)	United States Dollar
EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand
GBP	British Pound

Exchange Abbreviations:
CME	Chicago Mercantile Exchange

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	LIBOR03M	3 Month USD-LIBOR	SOFR	Secured Overnight Financing Rate
BADLARPP	Argentina Badlar Floating Rate Notes	NDDUEAFE	MSCI EAFE Index	SONIO	Sterling Overnight Interbank Average Rate
EUR003M	3 Month EUR Swap Rate	S&P 500	Standard & Poor's 500 Index	US0003M	ICE 3-Month USD LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	PIK	Payment-in-Kind
CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
CLO	Collateralized Loan Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"